MAINLAND CHINA CONTRIBUTION PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
Contibution to employee benefits	$ 3,425	$ 2,955	$ 2,779